Shareholder distribution	12 Months Ended
Aug. 31, 2018
Shareholder distribution
Shareholder distribution

15. Shareholder distribution

In 2016, as a result of a restructuring within the Group, cash consideration of RMB1,422,100 (US$208,213) was paid to certain shareholders that exited their investment in the Group which was accounted for as distribution to the Company’s shareholders.